Intangible Assets - Additional Information (Detail) S/ in Thousands, $ in Millions, $ in Millions		12 Months Ended
	Dec. 10, 2014 USD ($)	Dec. 31, 2019 PEN (S/) Wells	Dec. 31, 2019 CLP ($) Wells	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 PEN (S/)	Dec. 31, 2014 PEN (S/)	Aug. 31, 2013 PEN (S/)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period of operating economic activities of each CGU		5 years	5 years
Costs capitalized		S/ 108,000		S/ 68,000	S/ 99,000
Dismantling wells provision		36,000		S/ 3,000
Impairment loss reversal		S/ 20,676	$ 4,782
GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Right for exploiting oil blocks in years	30 years
Total estimated investment | $	$ 400.0
Stracon GyM S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of ownership disposed in subsidiary					87.59%	87.59%
Proceeds from ownership interest disposed					S/ 248,800	$ 76.8
Amortisation expense of intangible assets					41,900
Vial y Vives - DSD [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment					29,500
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		7.00%		7.00%
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		12.00%		12.00%
Trademark [member] | Vial and Vives S.A.C. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired									S/ 75,400
Trademark [member] | Morelco S.A.S. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment impact in goodwill		S/ 33,000			S/ 20,100
Trademarks acquired								S/ 33,330
Trademark [member] | Adexus S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment impact in goodwill		S/ 900
Trademarks acquired							S/ 9,100
Oil lots three [member] | GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of wells | Wells		230	230
Oil lots four [member] | GMP S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of wells | Wells		330	330
Blocks I and V [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Determined useful lives of wells		5 years	5 years
Blocks III and IV [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Determined useful lives of wells		5 years	5 years
Concession rights [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		7.14%
Concession rights [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		8.72%